Prospectus Supplement - September 30, 1997 *

IDS State Tax-Exempt Funds Prospectus (August 29, 1997)
Form No. S-6328 L (8/97)
         California Tax-Exempt Fund
         Massachusetts Tax-Exempt Fund
         Michigan Tax-Exempt Fund
         Minnesota Tax-Exempt Fund
         New York Tax-Exempt Fund
         Ohio Tax Tax-Exempt Fund

The above referenced prospectus has been modified as follows:

Appendix B - page 65 ---the first sentence Using 36.78%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.91% yield is revised to: Using 36.59%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.89% yield.

Appendix B page 66
The chart under Step 1: Calculating your marginal tax rate has been modified as follows:

                                                              Adjusted gross income*
                                            --------------- ---------------- --------------- ---------------

Taxable income**                            $0              $121,200         $181,800
Married Filing Jointly                      to              to               to              OVER
                                            $121,200(1)     $181,800(2)      $304,300(3)     $304,300(2)
------------------------------------------- --------------- ---------------- --------------- ---------------

$    0  - $   14,400                        21.02%
  14,400  -   16,000                        21.51
  16,000  -   22,000                        21.94
  22,000  -   26,000                        23.15
  26,000  -   27,000                        23.70
  27,000  -   40,000                        23.75
  40,000  -   41,200                        24.55
  41,200  -   45,000                        36.09
  45,000  -   90,000                        36.10           36.85%
  90,000  -   99,600                        36.14           36.89
  99,600  -  151,750                        38.80           39.63            40.75%
 151,750  -  271,050                        43.24           44.20            45.50           44.20%
 271,050  +                                                                  48.92***        47.48
------------------------------------------- --------------- ---------------- --------------- ---------------






------------------------------------------- --------------- ---------------- --------------- ---------------
Taxable income**                            $0              $121,200
 Single                                     to              to               OVER
                                            $121,200(1)     $243,700(3)      $243,700(2)
------------------------------------------- --------------- ---------------- --------------- ---------------
$      0  - $  8,000                        21.02%
   8,000  -    8,400                        21.44
   8,400  -   11,000                        21.94
  11,000  -   12,000                        22.57
  12,000  -   13,000                        23.15
  13,000  -   20,000                        23.70
  20,000  -   24,650                        24.55
  24,650  -   50,000                        36.10
  50,000  -   59,750                        36.14
  59,750  -  124,650                        38.80                            40.19
 124,650  -  271,050                        43.24                            44.85           44.20
 271,050  -                                                                                  47.48
------------------------------------------- --------------- ---------------- --------------- ---------------

Appendix B page 67

The chart under Step 2: Determining your combined federal, New York state and New York City taxable yield equivalents has been modified as follows:

                           For these Tax-Exempt Rates:
                             --------- --------- --------- --------- --------- --------- --------- ---------
                             3.00%     3.50%     4.00%     4.50%     5.00%     5.50%     6.00%     6.50%
                             --------- --------- --------- --------- --------- --------- --------- ---------
Marginal Tax Rates         Equal the Taxable Rates shown below:
---------------------------- --------- --------- --------- --------- --------- --------- --------- ---------
21.02%                       3.80       4.43      5.06      5.70      6.33      6.96      7.60      8.23
21.44%                       3.82       4.46      5.09      5.73      6.36      7.00      7.64      8.27
21.51%                       3.82       4.46      5.10      5.73      6.37      7.01      7.64      8.28
21.94%                       3.84       4.48      5.12      5.76      6.41      7.05      7.69      8.33
22.57%                       3.87       4.52      5.17      5.81      6.46      7.10      7.75      8.39
23.15%                       3.90       4.55      5.20      5.86      6.51      7.16      7.81      8.46
23.70%                       3.93       4.59      5.24      5.90      6.55      7.21      7.86      8.52
23.75%                       3.93       4.59      5.25      5.90      6.56      7.21      7.87      8.52
24.55%                       3.98       4.64      5.30      5.96      6.63      7.29      7.95      8.61
36.09%                       4.69       5.48      6.26      7.04      7.82      8.61      9.39     10.17
36.10%                       4.69       5.48      6.26      7.04      7.82      8.61      9.39     10.17
36.14%                       4.70       5.48      6.26      7.05      7.83      8.61      9.40     10.18
36.85%                       4.75       5.54      6.33      7.13      7.92      8.71      9.50     10.29
36.89%                       4.75       5.55      6.34      7.13      7.92      8.71      9.51     10.30
38.80%                       4.90       5.72      6.54      7.35      8.17      8.99      9.80     10.62
39.63%                       4.97       5.80      6.63      7.45      8.28      9.11      9.94     10.77
39.89%                       4.99       5.82      6.65      7.49      8.32      9.15      9.98     10.81
40.19%                       5.02       5.85      6.69      7.52      8.36      9.20     10.03     10.87
40.75%                       5.06       5.91      6.75      7.59      8.44      9.28     10.13     10.97
43.24%                       5.29       6.17      7.05      7.93      8.81      9.69     10.57     11.45
44.20%                       5.38       6.27      7.17      8.06      8.96      9.86     10.75     11.65
44.85%                       5.44       6.35      7.25      8.16      9.07      9.97     10.88     11.79
45.50%                       5.50       6.42      7.34      8.26      9.17     10.09     11.01     11.93
46.43%                       5.60       6.53      7.47      8.40      9.33     10.27     11.20     12.13
47.48%                       5.71       6.66      7.62      8.57      9.52     10.47     11.42     12.38
48.20%                       5.79       6.76      7.72      8.69      9.65     10.62     11.58     12.55
48.92%                       5.87       6.85      7.83      8.81      9.79     10.77     11.75     12.73
---------------------------- --------- --------- --------- --------- --------- --------- --------- ---------




*Destroy August 29, 1998